Gratuity and other post-employment benefit plans - Summary of Defined Benefit Plan Liability Recognized in Statement of Financial Position (Detail) - Defined Benefit Gratuity Plan [Member] - INR (₨)
₨ in Millions
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined benefit liability
Present value of unfunded obligation	₨ 150	₨ 108
Net liability	₨ 150	₨ 108	₨ 75	₨ 53